Other expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Expenses, By Function [Abstract]
Professional fees	$ 98.9	$ 87.5	$ 61.4
Non-trading technology and support	72.7	59.6	45.8
Trading systems and market data	83.3	68.5	54.6
Occupancy and equipment rental	24.4	25.7	23.0
Travel and business development	33.6	25.6	20.6
Communications	10.0	8.4	7.4
Bank fees	10.3	8.7	5.4
Owner fees	0.4	2.4	6.0
VAT (irrecoverable)	6.2	4.6	2.7
Other	14.1	15.3	10.5
Other expenses	$ 353.9	$ 306.3	$ 237.4